Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income	$ 5,442,711	$ 3,129,785	$ 1,590,243
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	11,952,217	12,000,952	11,677,640
(Income) loss from equity method investments, net of dividends	(121,823)	25,932	(37,935)
Deferred income taxes	(385,119)	234,952	1,983
Gain on disposal of assets	(3,606,441)	(46,601)	(279,562)
Realized gain on sale of equity investments	(3,891,296)	(4,173,141)	(5,051,406)
Realized loss on impairment of equity investments	0	0	415,287
Postretirement benefits and pension expense	1,203,141	590,536	545,579
Change in assets and liabilities:
Receivables, net	5,095,602	(1,265,186)	(3,589,869)
Inventories	1,491,058	(4,892,439)	2,470,155
Refundable income taxes	1,441,206	(1,088,007)	(353,199)
Prepaid expenses	(383,664)	(26,907)	(505,674)
Other assets	2,511	43,896	(7,406)
Accounts payable and accrued liabilities	(5,809,770)	5,814,746	105,027
Net cash provided by operating activities	12,430,333	10,348,518	6,980,863
INVESTING ACTIVITIES:
Acquisition of property, plant and equipment	(15,359,307)	(8,137,693)	(7,909,389)
Proceeds from disposals of property, plant and equipment	6,555,352	68,596	317,102
Payment for acquisition of business, net of cash acquired	0	0	(534,392)
Payment for purchases of available-for-sale equity investments	(1,116,664)	0	(3,351,495)
Proceeds from disposals of available-for-sale equity investments	5,373,412	6,799,194	8,287,182
Payment for acquisition of equity method investments	(680,610)	0	(101,952)
Net cash used for investing activities	(5,227,817)	(1,269,903)	(3,292,944)
FINANCING ACTIVITIES:
Increase (decrease) in revolving loan, net	(110,137)	(4,734,331)	4,844,469
Proceeds from bank loans	4,472,950	3,134,565	0
Payments on bank loans	(1,428,571)	(2,178,255)	(2,952,328)
Payments on other long-term debt	(366,287)	(367,826)	(817,236)
Cash dividends paid	(3,674,123)	(4,615,679)	(3,720,289)
Purchases of capital stock	(1,135,555)	0	(2,613,932)
Net cash used for financing activities	(2,241,723)	(8,761,526)	(5,259,316)
Net increase (decrease) in cash and cash equivalents	4,960,793	317,089	(1,571,397)
Cash and Cash Equivalents, beginning of year	1,440,959	1,123,870	2,695,267
Cash and Cash Equivalents, end of year	6,401,752	1,440,959	1,123,870
Supplemental disclosures:
Interest paid, net of amount capitalized	299,484	450,422	502,546
Income taxes paid	1,475,000	2,646,075	1,060,901
Income tax refund	1,549,378	562,398	338,963
Capital equipment additions included in accounts payable and accrued liabilities	736,848	157,126	86,264
Non-cash investing activities:
Issuance of 105,750 shares of capital stock related to acquisition of business	0	0	2,749,500
Note payable related to acquisition of business	$ 0	$ 0	$ 927,443